Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nonoperating Income Expense [Abstract]
Government grants		$ 560	$ 597
Fair value changes of financial instrument		33	199
Interest income	$ 31	29	144
Interest expenses			(1,201)
Foreign exchange loss	52	(246)	(392)
Loss of convertible promissory notes	(25)	(271)	(2,232)
Depository bank incentive	368
Others	82	(114)	429
Nonoperating Income (Expense)	$ 508	$ (9)	$ (2,456)